Investments Accounted For Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Associates [Line Items]
Current Assets	$ 6,581,254	$ 6,383,986
Non-current Assets	23,195,130	21,012,370
Current Liabilities	6,735,932	9,650,756
Non-Current Liabilities	10,794,266	8,913,700
Revenues	13,053,376	11,924,761	$ 9,489,266
Net Income	2,169,763	1,667,058	1,126,514
Other comprehensive income (loss)	(1,142,907)	(1,694,808)	(89,930)
Comprehensive Income	$ 1,026,856	$ (27,750)	$ 1,036,584
Yacylec S.A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Ownership Interest Direct / Indirect	33.33%	22.22%
Current Assets	$ 4,831	$ 2,914
Non-current Assets	1,323	732
Current Liabilities	932	1,032
Non-Current Liabilities	1,562	110
Revenues	3,085	2,984
Expenses	(4,155)	(1,282)
Net Income	(1,070)	1,702
Other comprehensive income (loss)	(1,585)	179
Comprehensive Income	$ (2,655)	$ 1,881